Convertible Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Schedule of Convertible Preferred Stock

	Balance at		Balance at
Series	December 31, 2023	Issuances	March 31, 2024
Series A convertible preferred stock (assuming maximum conversion)	$25,237,155	$—	$25,237,155
Total convertible preferred stock	$25,237,155	$—	$25,237,155

Convertible preferred stock, net of issuance costs, at December 31, 2023 and 2022, is as follows:

	December 31,
Series	2023	2022
Series A-1 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 0 and 131,797 shares at December 31, 2023 and 2022	$—	$6,065
Series A-2 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 0 and 576,126 shares at December 31, 2023 and 2022	—	8,976
Series A-3 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 0 and 612,822 shares at December 31, 2023 and 2022	—	10,611
Series A-4 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 0 and 127,787 shares at December 31, 2023 and 2022	—	1,993
Series A-5 preferred stock, $0.001 par value per share. Authorized 734,533 shares; issued and outstanding 0 and 730,320 shares at December 31, 2023 and 2022	—	12,858
Series A-6 preferred stock, $0.001 par value per share. Authorized 805,848 shares; issued and outstanding 0 and 800,657 shares at December 31, 2023 and 2022	—	15,476
Series B preferred stock, $0.001 par value per share. Authorized 7,021,678 shares; issued and outstanding 0 and 6,984,971 shares at December 31, 2023 and 2022, respectively	—	84,528
Series B-1 preferred stock, $0.001 par value per share. Authorized 1,659,672 shares; issued and outstanding 0 and 1,659,672 shares at December 31, 2023 and 2022, respectively	—	23,499
Series B-2 preferred stock, $0.001 par value per share. Authorized 1,765,609 shares; issued and outstanding 0 and 706,243 shares at December 31, 2023 and 2022, respectively	—	—
Series B-3 preferred stock, $0.001 par value per share. Authorized 8,474,924 shares; issued and outstanding 0 at shares at December 31, 2023 and 2022	—	—
Total convertible preferred stock	$—	$164,006

The following table summarizes activity in convertible preferred stock for the years ended December 31, 2023 and 2022.

	Balance at		Balance at
Series	January 01, 2022	Issuances	December 31, 2022
Series A‑1	$6,065	$—	$6,065
Series A‑2	8,976	—	8,976
Series A‑3	10,611	—	10,611
Series A‑4	1,993	—	1,993
Series A‑5	12,858	—	12,858
Series A‑6	15,476	—	15,476
Series B	84,528	—	84,528
Series B‑1	20,000	3,499	23,499
Total convertible preferred stock	$160,507	$3,499	$164,006

	Balance at		Retirements /	Balance at
Series	December 31, 2022	Issuances	Conversions	December 31, 2023
Series A‑1	$6,065	$—	$(6,065)	$—
Series A‑2	8,976	—	(8,976)	—
Series A‑3	10,611	—	(10,611)	—
Series A‑4	1,993	—	(1,993)	—
Series A‑5	12,858	—	(12,858)	—
Series A‑6	15,476	—	(15,476)	—
Series B	84,528	109	(84,637)	—
Series B‑1	23,499	1	(23,500)	—
Series B‑2	$—	$—	$—	—
Series B‑3	$—	$39,858	$(39,858)	$—
Total convertible preferred stock	$164,006	$39,968	$(203,974)	$—

Schedule of Fair Value Measurement Inputs and Valuation Techniques

December 31,
2022
Series B-2 preferred stock fair value per share	$ 14.97
Series B-2 preferred stock exercise price per share	$ 14.16
Series B-3 preferred stock fair value per share	$ 3.24
Series B-3 Warrants exercise price per share	$ 2.03
Volatility	50.0% – 65.0%
Risk free rate	4.0% – 4.7%
Series B-2 Tranche Liability expected term	0.2 – 0.4 years
Series B-3 Warrants expected term	5.8 – 6.0 years
Expected dividends	$ —